Operating loss carryforwards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards Details
Operating Loss Carryforwards	$ 6,131,324
Deferred Tax Assets, Valuation Allowance	2,914,526	$ 2,255,520
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 659,006	$ 1,210,597
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%